Share based Compensation - Weighted Average Assumptions (Details)	6 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y
Notes to Financial Statements
Expected dividend yield	0.00%
Risk-free interest rate	26.00%
Expected volatility	10400.00%
Expected option life (in years)	5.00	0